Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
July 31, 2026
AICAP-NPRT3-0926
1.804862.122
Common Stocks - 100.2%
	Shares	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc	2,115,029	167,764,100
AUSTRIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Erste Group Bank AG	1,860,851	242,050,790
BRAZIL - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Wheaton Precious Metals Corp	2,334,571	253,932,579
CANADA - 3.1%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Celestica Inc (United States) (a)(b)	913,832	302,880,478
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	1,214,835	258,453,037
TOTAL CANADA		561,333,515
FRANCE - 1.9%
Industrials - 1.9%
Aerospace & Defense - 1.9%
Safran SA	865,132	339,980,738
GERMANY - 4.3%
Industrials - 3.6%
Aerospace & Defense - 1.1%
Rheinmetall AG	154,600	204,373,340
Electrical Equipment - 1.5%
Siemens Energy AG	1,535,197	262,277,759
Machinery - 1.0%
RENK Group AG (b)	3,229,400	178,192,568
TOTAL INDUSTRIALS		644,843,667
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	737,612	137,317,563
TOTAL GERMANY		782,161,230
INDIA - 6.7%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	11,567,802	239,045,630
Financials - 1.1%
Banks - 1.1%
ICICI Bank Ltd	12,976,741	195,080,601
Industrials - 3.3%
Transportation Infrastructure - 3.3%
Adani Ports & Special Economic Zone Ltd	13,029,581	231,550,981
GMR Airports Ltd (a)	184,502,615	203,510,171
JSW Infrastructure Ltd	47,342,385	154,959,671
TOTAL INDUSTRIALS		590,020,823
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Lodha Developers Ltd (c)(d)	14,427,547	188,112,611
TOTAL INDIA		1,212,259,665
ISRAEL - 7.1%
Financials - 5.7%
Banks - 3.1%
Bank Hapoalim BM	11,162,245	271,450,898
Bank Leumi Le-Israel BM	11,683,786	276,718,230
		548,169,128
Insurance - 2.6%
Harel Insurance Investments & Financial Services Ltd	3,871,072	222,524,897
Phoenix Financial Ltd	4,392,500	247,181,417
		469,706,314
TOTAL FINANCIALS		1,017,875,442
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Next Vision Stabilized Systems Ltd	3,443,012	267,533,241
TOTAL ISRAEL		1,285,408,683
ITALY - 3.7%
Financials - 3.7%
Banks - 3.7%
Intesa Sanpaolo SpA	44,298,815	334,868,588
UniCredit SpA	3,569,465	336,642,901

TOTAL ITALY		671,511,489
JAPAN - 15.4%
Consumer Discretionary - 1.7%
Household Durables - 1.7%
Panasonic Holdings Corp	11,801,497	312,060,699
Consumer Staples - 1.6%
Tobacco - 1.6%
Japan Tobacco Inc (b)	6,403,694	285,520,806
Financials - 4.2%
Banks - 4.2%
Mitsubishi UFJ Financial Group Inc	17,137,762	382,797,584
Sumitomo Mitsui Financial Group Inc	8,697,170	373,708,150
TOTAL FINANCIALS		756,505,734
Industrials - 3.4%
Industrial Conglomerates - 2.1%
Hitachi Ltd	11,639,448	381,431,175
Machinery - 1.3%
Mitsubishi Heavy Industries Ltd	9,916,927	231,682,601
TOTAL INDUSTRIALS		613,113,776
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Advantest Corp	1,574,680	311,128,334
Disco Corp	571,634	204,321,659
Tokyo Electron Ltd	815,066	272,506,962
TOTAL INFORMATION TECHNOLOGY		787,956,955
TOTAL JAPAN		2,755,157,970
KOREA (SOUTH) - 7.8%
Information Technology - 7.8%
Semiconductors & Semiconductor Equipment - 3.6%
SK Hynix Inc	573,728	643,761,634
Technology Hardware, Storage & Peripherals - 4.2%
Samsung Electronics Co Ltd	4,273,394	734,905,262
TOTAL KOREA (SOUTH)		1,378,666,896
NETHERLANDS - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASM International NV	363,718	336,040,435
ASML Holding NV	365,710	602,670,142

TOTAL NETHERLANDS		938,710,577
SPAIN - 5.7%
Financials - 3.3%
Banks - 3.3%
Banco Santander SA	27,605,190	392,608,587
CaixaBank SA	14,216,565	206,514,758
TOTAL FINANCIALS		599,123,345
Industrials - 0.7%
Construction & Engineering - 0.7%
ACS Actividades de Construccion y Servicios SA	995,886	126,669,175
Utilities - 1.7%
Electric Utilities - 1.7%
Iberdrola SA	12,801,406	304,834,089
TOTAL SPAIN		1,030,626,609
SWITZERLAND - 3.5%
Financials - 3.5%
Capital Markets - 1.9%
UBS Group AG	6,510,235	342,643,947
Insurance - 1.6%
Zurich Insurance Group AG	375,102	285,725,766
TOTAL SWITZERLAND		628,369,713
TAIWAN - 7.0%
Information Technology - 7.0%
Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co Ltd	16,995,889	1,257,689,348
UNITED ARAB EMIRATES - 0.9%
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Salik Co PJSC	111,667,061	161,739,386
UNITED KINGDOM - 6.6%
Consumer Staples - 3.0%
Tobacco - 3.0%
British American Tobacco PLC	5,363,448	325,351,821
Imperial Brands PLC	5,791,822	219,804,734
TOTAL CONSUMER STAPLES		545,156,555
Financials - 1.3%
Banks - 1.3%
NatWest Group PLC	23,897,839	225,419,502
Industrials - 2.3%
Aerospace & Defense - 2.3%
Rolls-Royce Holdings PLC	20,823,077	415,413,270
TOTAL UNITED KINGDOM		1,185,989,327
UNITED STATES - 17.7%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings Inc	634,668	203,404,747
InterContinental Hotels Group PLC	1,627,803	261,587,942
TOTAL CONSUMER DISCRETIONARY		464,992,689
Financials - 2.7%
Financial Services - 2.7%
Mastercard Inc Class A	436,762	250,308,302
Visa Inc Class A	632,368	231,528,896
TOTAL FINANCIALS		481,837,198
Industrials - 5.8%
Aerospace & Defense - 1.4%
HEICO Corp	714,281	254,541,177
Commercial Services & Supplies - 1.1%
Waste Connections Inc	1,225,034	205,219,520
Construction & Engineering - 1.2%
Ferrovial NV	3,181,046	208,134,984
Electrical Equipment - 2.1%
Schneider Electric SE	1,048,591	352,311,487
TOTAL INDUSTRIALS		1,020,207,168
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	1,656,509	266,200,996
Technology Hardware, Storage & Peripherals - 3.0%
Seagate Technology Holdings PLC	337,699	289,114,246
Western Digital Corp	445,370	242,655,391
		531,769,637
TOTAL INFORMATION TECHNOLOGY		797,970,633
Materials - 2.2%
Construction Materials - 2.2%
CRH PLC	1,838,487	174,674,650
Holcim AG	2,499,111	226,979,720
TOTAL MATERIALS		401,654,370
TOTAL UNITED STATES		3,166,662,058
TOTAL COMMON STOCKS (Cost $13,830,272,198)		18,020,014,673

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	65,271,881	65,284,935
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	14,116,612	14,118,024
TOTAL MONEY MARKET FUNDS (Cost $79,396,431)			79,402,959

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $13,909,668,629)	18,099,417,632
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(99,770,467)
NET ASSETS - 100.0%	17,999,647,165

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $188,112,611 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,112,611 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,780,147.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	240,908,363	6,484,738,857	6,660,347,627	4,165,129	(21,185)	6,527	65,284,935	65,271,881
Fidelity Securities Lending Cash Central Fund	27,394,948	1,027,708,616	1,040,988,565	822,050	3,024	1	14,118,024	14,116,612
	268,303,311	7,512,447,473	7,701,336,192	4,987,179	(18,161)	6,528	79,402,959

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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